Provisions and Contingent Provisions (Details) - Schedule of Provisions Composition - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 838,448	$ 746,502	$ 283,971	$ 461,022
Provisions for personnel salaries and expenses
Disclosure of other provisions [line items]
Provisions	76,285	73,543
Provisions for restructuring plans
Disclosure of other provisions [line items]
Provisions	4,900	4,325
Provisions for lawsuits and litigations
Disclosure of other provisions [line items]
Provisions	3,933	3,928
Provision for loyalty programmes
Disclosure of other provisions [line items]
Provisions	38	38
Provision for operational risks
Disclosure of other provisions [line items]
Provisions	8,866	5,108
Provision for other contingencies
Disclosure of other provisions [line items]
Provisions	75,110	35,030
Provisions for mandatory dividends
Disclosure of other provisions [line items]
Provisions	631,925	600,330
Provision for interest of perpetual bonds
Disclosure of other provisions [line items]
Provisions	5,265	5,811
Provisions for contingent loan
Disclosure of other provisions [line items]
Provisions	$ 32,126	$ 18,389